CONVERTIBLE REDEEMABLE PREFERRED SHARES - Roll-forward of carrying amount of convertible redeemable preferred shares (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance			$ 55,316,068	$ 19,245,342	$ 17,965,877
Accretion of preferred shares			3,865,430	3,029,529	1,796,987
Foreign exchange adjustment			(2,120,041)	3,332,916	(517,522)
Issuance of preferred shares in exchange of cash			11,807,305	28,028,845
Issuance cost in issuance of preferred shares in exchange of cash				(303,402)
Deemed dividends				2,084,786
Contribution from preferred shareholders in connection with modification				(101,948)
Ending balance			68,868,762	55,316,068	19,245,342
Series Seed convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance			1,118,712	1,238,880	1,274,990
Foreign exchange adjustment			(40,336)	110,835	(36,110)
Re-designation of preferred shares				(231,003)
Ending balance			1,078,376	1,118,712	1,238,880
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance			3,077,673	3,707,516	3,465,025
Accretion of preferred shares			175,472	219,426	342,283
Foreign exchange adjustment			(117,323)	324,933	(99,792)
Re-designation of preferred shares				(1,173,993)
Contribution from preferred shareholders in connection with modification				(209)
Ending balance			3,135,822	3,077,673	3,707,516
Series A-1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance			6,500,169	7,041,062	6,545,180
Accretion of preferred shares			337,994	487,866	684,567
Foreign exchange adjustment			(246,610)	633,472	(188,685)
Re-designation of preferred shares				(2,246,285)
Deemed dividends				635,609
Contribution from preferred shareholders in connection with modification				(51,555)
Ending balance			6,591,553	6,500,169	7,041,062
Series A-2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance			4,513,809	3,255,187	2,999,512
Accretion of preferred shares			288,998	286,141	342,283
Foreign exchange adjustment			(173,217)	330,580	(86,608)
Re-designation of preferred shares				646,481
Deemed dividends				17,724
Contribution from preferred shareholders in connection with modification				(22,304)
Ending balance			4,629,590	4,513,809	3,255,187
Series A-3 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance			4,714,561	4,002,697	3,681,170
Accretion of preferred shares			309,818	354,146	427,854
Foreign exchange adjustment			(181,210)	385,598	(106,327)
Contribution from preferred shareholders in connection with modification				(27,880)
Ending balance			4,843,169	4,714,561	$ 4,002,697
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance			23,075,583
Accretion of preferred shares			1,487,127	1,111,345
Foreign exchange adjustment			(885,874)	1,147,601
Issuance of preferred shares in exchange of cash				17,550,274
Issuance cost in issuance of preferred shares in exchange of cash				(191,622)
Re-designation of preferred shares				2,143,716
Deemed dividends				1,314,269
Ending balance			23,676,836	23,075,583
Series B+ convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Beginning balance			12,315,561
Accretion of preferred shares			867,491	570,605
Foreign exchange adjustment			(475,471)	399,897
Issuance of preferred shares in exchange of cash				10,478,571
Issuance cost in issuance of preferred shares in exchange of cash	$ (303,402)	¥ (2,009,154)		(111,780)
Re-designation of preferred shares				861,084
Deemed dividends				117,184
Ending balance			12,707,581	$ 12,315,561
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Accretion of preferred shares			398,530
Issuance of preferred shares in exchange of cash			11,807,305
Ending balance			$ 12,205,835